Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	$ 159,791	$ 160,555	$ 105,598
Finite-Lived Intangible Assets, Accumulated Amortization	(51,479)	(48,057)	(37,489)
Finite-Lived Intangible Assets, Net	108,312	112,498	68,109
Asset Management [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	117,107	117,672	75,043
Finite-Lived Intangible Assets, Accumulated Amortization	(22,853)	(20,931)	(14,072)
Finite-Lived Intangible Assets, Net	94,254	96,741	60,971
Customer Relationships [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	37,842	38,017	29,325
Finite-Lived Intangible Assets, Accumulated Amortization	(27,729)	(26,348)	(23,032)
Finite-Lived Intangible Assets, Net	10,113	11,669	6,293
Distribution Rights [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Gross	4,842	4,866	1,230
Finite-Lived Intangible Assets, Accumulated Amortization	(897)	(778)	(385)
Finite-Lived Intangible Assets, Net	$ 3,945	$ 4,088	$ 845